Long Term Prepayments and Other Non-Current Assets (Details) - Schedule of long term prepayments and other non-current assets - USD ($)		Dec. 31, 2022		Dec. 31, 2021
Schedule of Long Term Prepayments and Other Non Current Assets [Abstract]
Prepaid for land use right	[1]			$ 6,947,051
Prepaid for equipment	[2]	3,836,627		1,297,866
Loans to third party			[3]	2,000,000
Others		15,329
Total		$ 3,850,985		$ 10,244,917

[1]	The Company’s subsidiary Sunrise Guizhou signed to purchase land use right from Qianxinan public resources trading center, with an area of 260,543 square meters and prepaid the consideration of $6,947,051. The land use right had been registered under Sunrise Guizhou on June 10, 2022.
[2]	Prepaid for equipment represented advance payment on the production line equipment by Sunrise Guizhou, which had not been shipped as of December 31, 2022.
[3]	The Company signed a loan contract on March 8, 2021 and renewed it on March 6, 2022 with Waichun to lend $2,000,000 with annual interest rate of 8%, which will be due on December 31, 2023. The loan was reclassified to current assets that its maturity was within a year.